Significant Accounting Policies	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Significant Accounting Policies
2.	Significant Accounting Policies
A discussion of the Company’s significant accounting policies can be found in the 2023 Consolidated Financial Stat em
ents. There have been no material changes to these policies or pronouncements in the six months ended June 30, 2024.